Derivative Instruments - Gross Fair Value of Derivative Positions (Detail) - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	$ 238	$ 368
Derivative Asset, Counterparty Netting Offset	(143)	(231)
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(26)	(55)
Net Derivative Positions	69	82
Current Assets | Derivatives designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	184	302
Current Assets | Derivatives designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	0	0
Current Assets | Derivatives designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	1	1
Current Assets | Derivatives not designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	53	65
Current Assets | Derivatives not designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	0	0
Current Assets | Derivatives not designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	0
Other Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	783	493
Derivative Asset, Counterparty Netting Offset	(378)	(345)
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(142)	(6)
Net Derivative Positions	263	142
Other Assets | Derivatives designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	132	241
Other Assets | Derivatives designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	515	89
Other Assets | Derivatives designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	0	0
Other Assets | Derivatives not designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	136	163
Other Assets | Derivatives not designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	0	0
Other Assets | Derivatives not designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	0
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(197)	(259)
Derivative Liability, Counterparty Netting Offset	184	258
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	0	0
Net Derivative Positions	(13)	(1)
Other Current Liabilities | Derivatives designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(77)	(67)
Other Current Liabilities | Derivatives designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(4)	(82)
Other Current Liabilities | Derivatives designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(15)	(3)
Other Current Liabilities | Derivatives not designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(98)	(107)
Other Current Liabilities | Derivatives not designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	0	0
Other Current Liabilities | Derivatives not designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(3)
Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(378)	(382)
Derivative Liability, Counterparty Netting Offset	338	318
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	9	7
Net Derivative Positions	(31)	(57)
Other Long-Term Liabilities | Derivatives designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(273)	(244)
Other Long-Term Liabilities | Derivatives designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	0	0
Other Long-Term Liabilities | Derivatives designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(4)	(1)
Other Long-Term Liabilities | Derivatives not designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(101)	(126)
Other Long-Term Liabilities | Derivatives not designated as hedges | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	0	$ (11)
Other Long-Term Liabilities | Derivatives not designated as hedges | Other Contract
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	$ 0